Document And Entity Information	Nov. 01, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	SUPERIOR INDUSTRIES INTERNATIONAL, INC.
Entity Central Index Key	0000095552
Entity Emerging Growth Company	false
Securities Act File Number	001-06615
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-2594729
Entity Address, Address Line One	26600 Telegraph Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Southfield
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48033
City Area Code	248
Local Phone Number	352-7300
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SUP
Security Exchange Name	NYSE